ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as SouFun.com Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries (the “WOFEs”) and entities controlled through contractual arrangements (the “PRC Domestic Entities”). The Company, its subsidiaries and PRC Domestic Entities are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, listing services, other value-added services and products and e-commerce services to the real estate and home furnishing industries in the People’s Republic of China (the “PRC”). Details of the Company’s subsidiaries and PRC Domestic Entities as of December 31, 2011 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“BeijingTuoShi)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd., (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Information Consultancy Co., Ltd (“Beijing Information”)	August 5, 1999	PRC	90%	Provision of technology and information consultancy services

Shanghai SouFun Information Co., Ltd (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

SouFun Information (Shenzhen) Co., Ltd (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services

SouFun Information (Tianjin) Co Ltd (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

SouFun.Information (Guangzhou) Co. Ltd, (“SouFun Guangzhou”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd., (“Shanghai JBT Advertising”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Tianjin Xin Rui Jia Tian Xia Advertising Co., Ltd. (“Tianjin Xin Rui”)	September 1, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Technology Development Co., Ltd., (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd., (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Group operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities. The equity interests of the PRC Domestic Entities are legally held directly by Tianquan Vincent Mo, Director of the Company, and Jiangong Dai, President of the Company. The effective control of the PRC Domestic Entities is held by three of the WOFEs, namely SouFun Network, SouFun Media and Beijing Hong An, through a series of standardized contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities (hereafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, “Consolidation: Overall”.

The following is a summary of the standardized Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The Company, through the “WOFEs”, provides the following exclusive technical services to the PRC Domestic Entities: i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, the PRC Domestic Entities will appoint or remove their directors and executive officers base on instruction from the WOFEs. In addition, the WOFEs possess the rights to control the daily operation and to make management decisions for the PRC Domestic Entities. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements, and Exclusive Call Option Agreements

The legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders entrusted the WOFEs their rights to attend shareholders’ meetings and cast votes. The agreements will continue unless terminated upon written consents by the WOFEs or their designated legal persons. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The Company has the exclusive right to acquire from the legal shareholders their entire respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The agreements have a term of ten years and can be extended indefinitely at the sole discretion of the WOFEs.

Each Domestic PRC Entity and its legal shareholders have also agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the Domestic PRC Entity without prior written consent from the WOFEs. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to pay the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities when permitted by applicable PRC laws and regulations. The agreements are effective for 10 years and will be automatically extended indefinitely until the legal shareholders transfer the equity of the PRC Domestic Entities to the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the Supplementary Agreements have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any dividends, received from the PRC Domestic Entities, to the WOFEs; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings after deduction of PRC income tax to the WOFEs upon the WOFEs’ request.

Supplementary Agreements

With the above agreements, the three WOFEs demonstrate their ability to control the PRC Domestic Entities, through the WOFEs’ right to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities. As a result, the three WOFEs have been determined to be the primary beneficiaries of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities included in the Company’s consolidated balance sheets and statements of income are as follows:

	As of December 31,
	2010	2011
	US$	US$
Total assets	180,122	364,285
Current	175,973	111,548
Non-current	4,149	252,737

Total liabilities	64,520	180,218
Current	54,301	180,218
Non-current	10,219	—

Net assets	115,602	184,067

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$
Total revenues	72,829	129,448	124,027
Net income	28,012	58,978	32,961

As of December 31, 2011, there was no pledge or collateralization of the assets of the PRC Domestic Entities and the Company has not provided any financial support that it was not previously contractually required to provide to the PRC Domestic Entities. There were no assets of the PRC Domestic Entities that can only be used to settle their own obligations. Creditors of the PRC Domestic Entities have no recourse to the general credit of their respective primary beneficiary.